S000014608 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	229 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.37%	13.59%	14.59%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	15.91%	11.33%	10.53%
Lipper Multi-Cap Value Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	15.26%	11.80%	10.49%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		15.05%	13.58%	10.35%
Performance Inception Date					Dec. 15, 2006
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.98%	11.43%	7.06%
Performance Inception Date					Dec. 15, 2006
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.98%	10.31%	7.25%
Performance Inception Date					Dec. 15, 2006
Class C
Prospectus [Line Items]
Average Annual Return, Percent		21.32%	14.11%	10.33%
Performance Inception Date					Dec. 15, 2006
Class I
Prospectus [Line Items]
Average Annual Return, Percent		22.41%	15.23%	11.28%
Performance Inception Date					Dec. 15, 2006

[1]	An index designed to measure the performance of the large-cap segment of the U.S. equity universe and includes approximately 1,000 of the largest securities based on their market capitalization.
[2]
An index designed to measure the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

[3]	Represents the average annualized total return for all reporting funds in the Lipper Multi-Cap Value Funds Classification.